Chapman and Cutler LLP                                    111 West Monroe Street
                                                         Chicago, Illinois 60603


                                August 24, 2018



 Securities and Exchange Commission
 100 F Street, N.E.
 Washington, D.C.      20549

 Attn:    Frank Buda


Re:                                  FT 7589
                     Multi-Sector Equity and ETF Portfolio,
                             September 2018 Series
                                 (the "Trust")
                  --------------------------------------------


 Dear Mr. Buda:

       Included herewith please find a copy of Amendment No. 1 to the Registration Statement for the above referenced unit investment trust as filed with the Securities and Exchange Commission (the "Commission") on August 24, 2018. First Trust Portfolios L.P. ("First Trust" or "Sponsor") will act as depositor and sponsor of the Trust. The Trust will invest in a portfolio of common stocks and exchange- traded funds ("ETFs"). As certain of the ETFs in which the Trust will invest are structured as open-end management investment companies, the Trust is not eligible to go automatically effective in reliance on Rule 487 under the Securities Act of 1933, as amended (the "Securities Act"). A recent example of a similar unit investment trust, which has included ETFs in its portfolio is FT 7245 (File No. 333-223179), declared effective by the Commission on March 29, 2018.

       The purpose of this Amendment is to update the Prospectus.

       We are advised that First Trust proposes to deposit securities and to activate the subject Trust on or about September 27, 2018 or shortly thereafter, depending on market conditions. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of First Trust that the Registration Statement filed under the Securities Act be made effective. Based upon the foregoing, as specified in Securities Act Release No. 6510, we respectfully request selective review of the inclusion in the Trust of the ETFs by the staff of the Commission and ask that the Trust be granted effectiveness by the staff as early as possible on September 27, 2018.

       Inasmuch as the Trust is not yet operative, no filings have been required under any of the acts administered by the Securities and Exchange Commission. Therefore, for purposes of Securities Act Release No. 5196, there are no delinquencies to be reported or other references to be made to filings under the 1934 Act.

       No notification of registration or Registration Statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (file No. 811-05903) are intended to apply not only to that series of the fund, but to all "subsequent series" as well.

       In the event that there are any questions in respect hereto, or if there is any way in which we can be of assistance, please do not hesitate to telephone either the undersigned at (312/845-3017) or Eric F. Fess at (312/845-3781).

                                             Very truly yours,

                                             CHAPMAN AND CUTLER LLP


                                             By  /s/ Brian D. Free
                                                _______________________
                                                     Brian D. Free





 cc:   Eric F. Fess
W. Scott Jardine

 Enclosure